Income Taxes - Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss and other deferred carryforwards	$ 69.6	$ 77.5
Tax credit carryforwards	7.9	15.9
Inventories	6.4	6.3
Employee benefits	10.9	12.0
Accrued liabilities and other	11.2	6.2
Total deferred tax assets	106.0	117.9
Less valuation allowances	(61.0)	(76.5)
Deferred tax assets, net of valuation allowances	45.0	41.4
Deferred tax liabilities:
Goodwill and other intangible assets	62.8	68.1
Property and equipment	11.8	10.3
Withholdings taxes / undistributed non-U.S. earnings	7.8	8.4
Total deferred tax liabilities	82.4	86.8
Net deferred tax liabilities	$ (37.4)	$ (45.4)